Income Taxes - Narratives (Details) - USD ($)			12 Months Ended
	Dec. 22, 2017	Mar. 16, 2007	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Corporate tax rate				25.00%	25.00%
Preferential tax rate			15.00%	15.00%	15.00%
HNTE certificate effective period			3 years
Withholding income tax rate on dividends distributed			10.00%
Maximum withholding income tax rate if the immediate holding company in Hong Kong owns directly at least 25% of the shares			5.00%
Percentage of shares of the FIE for withholding income tax rate of 5%			25.00%
Franchise tax rate (as a percent)			8.84%	8.84%	8.84%
Franchise tax			$ 0.8	$ 0.8	$ 0.8
Tax losses carry forwards			$ 431,893,000
HONG KONG
Income Taxes
Corporate tax rate			16.50%
PRC entities
Income Taxes
Corporate tax rate		25.00%	25.00%
HNTE certificate effective period			3 years
With-holding tax rate			7.00%	7.00%
UNITED STATES
Income Taxes
Corporate tax rate	35.00%		21.00%